As filed with the Securities and Exchange Commission on July 12, 2004

                                                     Registration Nos. 333-90449
                                                                   and 811-09667
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
--------------------------------------------------------------------------------

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                         Pre-Effective Amendment No.               [ ]
                       Post-Effective Amendment No. 5              |X|
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY [ ] ACT OF 1940
                               Amendment No. 6                     |X|

                 CANADA LIFE OF AMERICA VARIABLE LIFE ACCOUNT 1
                           (Exact Name of Registrant)

                    Canada Life Insurance Company of America
                               (Name of Depositor)

                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
              (Address of Depositor's Principal Executive Offices)

                                 (303) 737-4675
               (Depositor's Telephone Number, including Area Code)


                               William T. McCallum
                      President and Chief Executive Officer
                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                   Copies to:

James F. Jorden, Esq.              Beverly A. Byrne, Esq.
Jorden Burt LLP                    Vice President, Counsel & Associate Secretary
1025 Thomas Jefferson St., N.W.    Canada Life Insurance Company of America
Suite 400 East                     8515 East Orchard Road
Washington, D.C. 20007             Greenwood Village, Colorado 80111
                                 ---------------

Approximate date of proposed public offering: Effective January 8, 2004, the Policy was no longer available to new investors.
                                 ---------------


It is proposed that this filling will become effective (check appropriate box):

    |X| immediately upon filing pursuant to paragraph (b) of Rule 485
    |_| on (date) pursuant to paragraph (b) of Rule 485
    |_| 60 days after filing     pursuant to paragraph (a)(1) of Rule 485
    |_| on (date) pursuant to paragraph (a)(1) of Rule 485
                                 --------------

If appropriate, check the following box:
    |_| This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Title of securities being registered: Flexible Premium Variable Universal Life Insurance Policies

Explanatory Note:

Canada Life of America Variable Life Account 1, the Registrant, no longer offers to the public the flexible premium variable universal life insurance policies described in the Registration Statement, SEC File No. 333-90449. Based on the precedent, circumstances and conditions set forth in a no-action letter issued to Great-West Life & Annuity Insurance Company (pub. avail. Oct. 23, 1990), Post-Effective Amendments to this Registration Statement are not filed, and updated prospectuses are not distributed to existing owners of the policies.

This Post-Effective Amendment to Form N-6 is being filed solely to reflect a change in location of the accounts and records of the Registrant. The content of Post-Effective Amendment No. 4 to this Registration Statement filed on May 1, 2003 (File Nos. 333-90449 and 811-09667) is incorporated herein by reference, except as otherwise indicated.

Item 27.  Exhibits

Powers of Attorney for James Balog, J. W. Burns, Orest T. Dackow, Andre Desmarais, Paul Desmarais, Jr., Robert Gratton, K.P. Kavanagh, William Mackness, Jerry E.A. Nickerson, Michel Plessis-Belair, Brian E. Walsh, and Stephen H. Zimmerman are filed herewith.

Item 32.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by the Registrant through Great-West Life & Annuity Insurance Company, 8515 East Orchard Road, Greenwood Village, Colorado 80111.

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, James Balog, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Life Account 1, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-6) of Canada Life Insurance Company of America and Canada Life of America Variable Life Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of September, 2003.


                                   /s/ James Balog
                                   Member, Board of Directors
                                   Canada Life Insurance Company of America



Witness: /s/ Alvina B. Balog
Name: Alvina B. Balog
(Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, James W. Burns, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Life Account 1, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-6) of Canada Life Insurance Company of America and Canada Life of America Variable Life Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.


IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of September, 2003.


                                   /s/ J.W. Burns
                                   Member, Board of Directors
                                   Canada Life Insurance Company of America




Witness: /s/ Lynne Saurette
Name:  Lynne Saurette
(Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Orest T. Dackow, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Life Account 1, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-6) of Canada Life Insurance Company of America and Canada Life of America Variable Life Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.



IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of September, 2003.


                                      /s/ Orest T. Dackow
                                      Member, Board of Directors
                                      Canada Life Insurance Company of America




Witness: /s/ Joan Preyer
Name:  Joan Preyer
(Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Andre Desmarais, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Life Account 1, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-6) of Canada Life Insurance Company of America and Canada Life of America Variable Life Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.


IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of September, 2003.


                                     /s/ Andre Desmarais
                                     Member, Board of Directors
                                     Canada Life Insurance Company of America




Witness: /s/ Emilia Bruno
Name:  Emilia Bruno
(Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Paul Desmarais, Jr., a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Life Account 1, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-6) of Canada Life Insurance Company of America and Canada Life of America Variable Life Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 17th day of September, 2003.


                                      /s/ Paul Desmarais, Jr.
                                      Member, Board of Directors
                                      Canada Life Insurance Company of America




Witness:
Name:
(Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Robert Gratton, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Life Account 1, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-6) of Canada Life Insurance Company of America and Canada Life of America Variable Life Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 18th day of September, 2003.


                                      /s/ Robert Gratton
                                      Member, Board of Directors
                                      Canada Life Insurance Company of America




Witness: /s/ Nicole Barolet
Name:  Nicole Barolet
(Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Kevin P. Kavanagh, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Life Account 1, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-6) of Canada Life Insurance Company of America and Canada Life of America Variable Life Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.


IN WITNESS WHEREOF, I have hereunto set my hand this 11th day of September, 2003.


                                     /s/ K.P. Kavanagh
                                     Member, Board of Directors
                                     Canada Life Insurance Company of America




Witness: /s/ Vivian Albo
Name: Vivian Albo
(Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, William Mackness, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Life Account 1, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-6) of Canada Life Insurance Company of America and Canada Life of America Variable Life Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 15 day of September, 2003.


                                     /s/ William Mackness
                                     Member, Board of Directors
                                     Canada Life Insurance Company of America




Witness: /s/ Douglas Anthony Berberich
Name:  (Type or print name of witness)



Douglas Anthony Berberich, Notary Public in and for the Province of Ontario, Canada.
My commission is not limited in duration.

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Jerry E.A. Nickerson, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Life Account 1, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-6) of Canada Life Insurance Company of America and Canada Life of America Variable Life Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 23 day of September, 2003.


                                    /s/ Jerry E.A. Nickerson
                                    Member, Board of Directors
                                    Canada Life Insurance Company of America




Witness: /s/ Murdock R. Burton
Name:  Murdock R. Burton
(Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Michel Plessis-Belair, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Life Account 1, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-6) of Canada Life Insurance Company of America and Canada Life of America Variable Life Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of September, 2003.


                                     /s/ Michel Plessis-Belair
                                     Member, Board of Directors
                                     Canada Life Insurance Company of America




Witness: /s/ Danielle Durocher
Name:  Danielle Durocher
(Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Brian E. Walsh, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Life Account 1, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-6) of Canada Life Insurance Company of America and Canada Life of America Variable Life Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 15 day of September, 2003.


                                      /s/ Brian E. Walsh
                                      Member, Board of Directors
                                      Canada Life Insurance Company of America




Witness: /s/ Sherin Hanna
Name:  Sherin Hanna
(Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF AMERICA


Know all men by these presents, that I, Stephen H. Zimmerman, a Member of the Board of Directors of Canada Life Insurance Company of America, a Michigan corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of America and Canada Life of America Variable Life Account 1, a separate and distinct account of Canada Life Insurance Company of America governed under the provisions of the Michigan Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of America, to the Registration Statement (Form N-6) of Canada Life Insurance Company of America and Canada Life of America Variable Life Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 17th day of September, 2003.


                                     /s/ Stephen H. Zimmerman
                                     Member, Board of Directors
                                     Canada Life Insurance Company of America




Witness: /s/ Carol Michaelsen
Name:  Carol Michaelsen
(Type or print name of witness)

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 5 to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwood Village, State of Colorado, on this 12th day of July, 2004.

                                 CANADA LIFE OF AMERICA
                                 VARIABLE LIFE ACCOUNT 1
                                      (Registrant)

                                 BY:     /s/ W.T. McCallum
                                         -----------------
                                         W.T. McCallum
                                         President and Chief Executive Officer

                                 CANADA LIFE INSURANCE
                                 COMPANY OF AMERICA
                                    (Depositor)

                                 BY:     /s/ W.T. McCallum
                                         -----------------
                                         W.T. McCallum
                                         President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities indicated and on the dates set forth below:

Signature & Title                                                      Date



/s/ R. Gratton*                                                    July 12, 2004
--------------
Director and Chairman of the Board,
R. Gratton



/s/ W.T. McCallum                                                  July 12, 2004
-----------------
Director, President and Chief Executive
Officer, W.T. McCallum



/s/ M.T.G. Graye                                                   July 12, 2004
----------------
Executive Vice President and Chief
Financial Officer, M.T.G. Graye
Signature & Title



/s/ J. Balog*                                                      July 12, 2004
------------
Director, J. Balog



/s/ J.W. Burns*                                                    July 12, 2004
--------------
Director, J.W. Burns



/s/ O.T. Dackow*                                                   July 12, 2004
---------------
Director, O.T. Dackow



/s/ A. Desmarais*                                                  July 12, 2004
----------------
Director, A. Desmarais



/s/ P. Desmarais, Jr.*                                             July 12, 2004
--------------------
Director, P. Desmarais, Jr.



/s/ K.P. Kavanaugh*                                                July 12, 2004
------------------
Director, K.P. Kavanaugh



/s/ W. Mackness*                                                   July 12, 2004
---------------
Director, W. Mackness



/s/ J.E.A. Nickerson*                                              July 12, 2004
--------------------
Director, J.E.A. Nickerson




--------------
Director, D.A. Nield



/s/ M. Plessis-Belair*                                             July 12, 2004
---------------------
Director, M. Plessis-Belair
Signature & Title



/s/ B.E. Walsh*                                                    July 12, 2004
--------------
Director, B.E. Walsh



/s/ S.H. Zimmerman*                                                July 12, 2004
------------------
Director, S.H. Zimmerman




*By:  /s/ D.C. Lennox
          D.C. Lennox

Attorney-in-Fact pursuant to Powers of Attorney filed herewith.